Pension plan obligations (Details 5)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	5.47%	6.19%	5.53%
Inflation rate	3.90%	5.31%	3.00%
Nominal rate of salary growth	5.98%	7.42%	5.06%
Mortality table	AT-2000	AT-2000	AT-2000
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	5.37%	6.15%	5.26%
Inflation rate	3.90%	5.31%	3.00%
Nominal rate of salary growth	5.98%	7.42%	5.06%
Mortality table	AT-2000	AT-2000	AT-2000